Derivative instruments and hedging activities	3 Months Ended
Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 9. Derivative instruments and hedging activities

The Company conducts its operations globally and may be exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. As part of the Company’s risk management strategy, the Company enters into transactions involving foreign currency exchange derivative financial instruments. For its non-hedging transactions, the Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), the Euro and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. The Company does not enter into derivative transactions for trading purposes.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2019	2018	2019	2018
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$445	$374	$82,946	$34,695
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	377	-	26,715	-
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(319)	(196)	11,616	54,425
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(9)	(628)	4,208	41,303
		$494	$(450)	$125,485	$130,423

As of March 31, 2019, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $94.6 million, and were used to reduce foreign currency exposures related to the Euro, the NIS, Japanese Yen, Korean Won and Chinese Yuan. With respect to such derivatives, gain of $1.2 million and a loss of $2.3 million were recognized under financial income, net for the three-month periods ended March 31, 2019 and 2018, respectively. Such losses or gains partially offset the foreign currencies revaluation changes of the balance sheet items. These foreign currencies revaluation changes are also recognized under financial income, net.

As of March 31, 2019, the Company had in effect foreign exchange forward contracts, designated as cash flow hedge for accounting purposes, for the conversion of $30.9 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll and related costs denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss. These contracts mature through December 2019.